Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Operating Lease Obligation
Current portion	$ 15	$ 20	$ 59
Total	$ 15	$ 20	$ 59